Financial instruments - valuation - Hierarchy of assets (Details) - At fair value - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Fair value of assets
Assets	£ 173,504	£ 165,969
Trading loans
Fair value of assets
Assets	35,179	35,039
Trading securities
Fair value of assets
Assets	21,527	13,878
Interest rate
Fair value of assets
Assets	35,028	37,499
Foreign exchange
Fair value of assets
Assets	37,898	40,797
Other derivatives
Fair value of assets
Assets	84	110
Other loans
Fair value of assets
Assets	565	853
Other securities
Fair value of assets
Assets	43,223	37,793
Level 1
Fair value of assets
Assets	£ 42,225	£ 32,715
As a % of total fair value assets	24.00%	20.00%
Level 1 | Trading securities
Fair value of assets
Assets	£ 16,289	£ 8,772
Level 1 | Other securities
Fair value of assets
Assets	25,936	23,943
Level 2
Fair value of assets
Assets	£ 129,696	£ 131,572
As a % of total fair value assets	75.00%	79.00%
Level 2 | Trading loans
Fair value of assets
Assets	£ 34,936	£ 34,761
Level 2 | Trading securities
Fair value of assets
Assets	5,238	5,106
Level 2 | Interest rate
Fair value of assets
Assets	34,582	37,026
Level 2 | Foreign exchange
Fair value of assets
Assets	37,749	40,687
Level 2 | Other derivatives
Fair value of assets
Assets	42	63
Level 2 | Other loans
Fair value of assets
Assets	38	288
Level 2 | Other securities
Fair value of assets
Assets	17,111	13,641
Level 3
Fair value of assets
Assets	£ 1,583	£ 1,682	£ 1,656	£ 1,961
As a % of total fair value assets	1.00%	1.00%
Level 3 | Trading loans
Fair value of assets
Assets	£ 243	£ 278
Level 3 | Interest rate
Fair value of assets
Assets	446	473
Level 3 | Foreign exchange
Fair value of assets
Assets	149	110
Level 3 | Other derivatives
Fair value of assets
Assets	42	47
Level 3 | Other loans
Fair value of assets
Assets	527	565
Level 3 | Other securities
Fair value of assets
Assets	£ 176	£ 209